                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Active Assets Institutional Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2007

MARKET CONDITIONS

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics were consistently lower than expected. New home sales for the month of November reached the lowest level since April 1995. U.S. economic growth, as measured by gross domestic product (GDP), rose 4.9 percent in the third quarter of 2007, well above the 3.8 percent posted during the second quarter. Despite the strong third-quarter GDP growth, the unemployment rate rose slightly for the six-month period. High energy costs, volatile financial markets and weak housing conditions all contributed to a decline in consumer confidence during the period.

Financial markets grew increasingly volatile during the reporting period as the fallout from the troubles in the subprime mortgage sector spread across the broader fixed income and lending markets. Citing deteriorating financial market conditions and the negative impact that tighter credit conditions could have in restraining economic growth, the Federal Open Market Committee (the "Fed") reduced its federal funds target rate 50 basis points in September, with additional reductions of 25 basis points in both October and December. At its December 11 meeting, the Fed noted that strains in financial markets increased in recent weeks and that incoming data suggested economic growth was slowing. On December 12, seeking to further improve credit market liquidity, the Fed announced the creation of a Term Auction Facility (TAF) whereby term funds would be auctioned to depository institutions against a wide variety of collateral. TAF auctions are likely to continue for as long as credit market conditions warrant.

PERFORMANCE ANALYSIS

As of December 31, 2007, Active Assets Institutional Money Trust had net assets of approximately $1.7 billion and an average portfolio maturity of 51 days. For the six-month period ended December 31, 2007, the Fund provided a total return of 2.59 percent. For the seven-day period ended December 31, 2007, the Fund provided an effective annualized yield of 4.96 percent and a current yield of
4.84 percent, while its 30-day moving average yield for December was 4.87 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. Over the past six months, we sought to maintain the Fund's weighted average maturity primarily in the mid-50-day range given our expectation that the Fed would continue to reduce its target funds rate in order to improve credit market liquidity and to help insure that housing market deterioration would not spillover into the broader economy. We made purchases in the three-month and longer segment of the money market curve, emphasizing the deposit liabilities and senior obligations of strong financial institutions and corporations. We barbelled these three-month and longer term trades with purchases of overnight repurchase agreements and two-month and shorter traditional asset backed commercial paper.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Commercial Paper                   37.5%
Certificates of Deposit            29.4
Repurchase Agreements              20.7
Floating Rate Notes                 7.0
U.S. Government Agencies            4.2
Short-Term Bank Note                0.9
Corporate Bond Note                 0.3




MATURITY SCHEDULE
  1-30 Days                        35.9%
 31-60 Days                        28.3
 61-90 Days                        17.0
 91-120 Days                        9.2
121+ Days                           9.6



Data as of December 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC

REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.


HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 - 12/31/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       07/01/07 -
                                                      07/01/07         12/31/07         12/31/07
                                                   -------------    -------------    --------------
Actual (2.59% return)..........................      $1,000.00        $1,025.90           $0.92
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,024.30           $0.92



---------
* Expenses are equal to the Fund's annualized expense ratio of 0.18% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)


                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS             DESCRIPTION                 PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
           Commercial Paper (37.4%)

           Asset-Backed - Auto (1.6%)
 $ 21,890  DaimlerChrysler Revolving Auto
             Conduit LLC Series I...........   4.96 - 5.88%     01/14/08 - 02/08/08   $   21,794,317
    5,000  New Center Asset Trust...........   6.15                   01/22/08             4,983,028
                                                                                      --------------
                                                                                          26,777,345
                                                                                      --------------
           Asset-Backed - Consumer (5.3)
   19,000  CAFCO LLC*.......................   4.92                   02/12/08            18,894,835
   21,000  Gemini Securitization Corp.,
             LLC*...........................   5.39 - 5.49      02/27/08 - 02/28/08       20,823,024
   40,000  Old Line Funding, LLC*...........   5.39 - 6.03      01/16/08 - 02/27/08       39,758,111
   11,000  Sheffield Receivables Corp.*.....   5.38                   03/12/08            10,886,639
                                                                                      --------------
                                                                                          90,362,609
                                                                                      --------------
           Asset-Backed - Corporate (2.0%)
   21,000  CIESCO LLC*......................   4.94                   03/26/08            20,762,350
    3,000  Nieuw Amsterdam Receivables
             Corp.*.........................   6.35                   01/29/08             2,985,825
   10,000  Variable Funding Capital Co.,
             LLC*...........................   4.97                   02/20/08             9,933,306
                                                                                      --------------
                                                                                          33,681,481
                                                                                      --------------
           Asset-Backed - Diversified (2.4%)
   10,615  Fairway Finance Co., LLC*........   6.28                   01/11/08            10,598,414
   20,000  Hannover Funding Company LLC*....   5.36                   01/11/08            19,973,900
   10,000  Three Pillars Funding LLC*.......   5.17                   02/15/08             9,937,667
                                                                                      --------------
                                                                                          40,509,981
                                                                                      --------------
           Asset-Backed - Securities (6.8%)
   11,000  Amstel Funding Corp.*............   5.52                   02/21/08            10,916,736
   10,000  Galleon Capital LLC*.............   6.43                   01/08/08             9,989,333
   30,000  Grampian Funding LLC*............   5.10 - 5.25      02/01/08 - 02/04/08       29,863,483
   65,100  Scaldis Capital LLC*.............   5.10 - 5.50      01/22/08 - 03/04/08       64,539,528
                                                                                      --------------
                                                                                         115,309,080
                                                                                      --------------
           Banking (4.7%)
    5,000  Bank of America Corp. ...........   4.99                   03/25/08             4,943,744
   26,000  Citigroup Funding Inc. ..........   4.84 - 5.50      03/11/08 - 05/06/08       25,717,358
   24,000  HSBC USA Inc. ...................   4.76                   04/14/08            23,680,013
   25,000  JPMorgan Chase & Co. ............   5.13 - 5.14      02/04/08 - 02/05/08       24,882,258
                                                                                      --------------
                                                                                          79,223,373
                                                                                      --------------
           Financial Conglomerates (1.2%)
   20,000  General Electric Capital Corp. ..   5.26                   02/08/08            19,894,139
                                                                                      --------------

                        See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS             DESCRIPTION                 PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------

           Insurance (0.5%)
 $  8,000  ING America Insurance Holding
             Inc. ..........................       5.02   %           03/28/08        $    7,905,400
                                                                                      --------------

           International Banks (12.9%)
    9,325  Bank of Montreal.................       5.07               04/16/08             9,190,642
   21,500  Barclays U.S. Funding LLC........   5.04 - 5.15      02/15/08 - 02/21/08       21,359,013
   20,000  Canadian Imperial Holdings.......       4.78               03/12/08            19,817,028
    5,000  DnB NOR Bank ASA.................       4.80               03/31/08             4,941,408
   35,000  Dexia Delaware LLC...............   4.85 - 4.91      02/15/08 - 02/19/08       34,785,911
   10,000  KBC Financial Products
             International*.................       4.90               05/23/08             9,811,456
   25,000  Natexis Banques Populaires U.S.
             Finance Co., LLC...............       5.13               02/12/08            24,856,500
   27,000  Royal Bank of Scotland plc.......   4.88 - 4.93      04/28/08 - 05/28/08       26,526,060
   42,000  Santander Central Hispano Finance
             (Delaware) Inc. ...............   4.73 - 5.14      03/28/08 - 06/02/08       41,298,572
   10,000  Societe Generale N.A., Inc. .....       4.91               04/21/08             9,852,417
   15,000  UBS Finance (Delaware) LLC.......       4.96               04/30/08            14,759,273
                                                                                      --------------
                                                                                         217,198,280
                                                                                      --------------
           Total Commercial Paper  (Cost $630,861,688).............................      630,861,688
                                                                                      --------------
           Certificates of Deposit (29.4%)
           Domestic Banks (1.8%)
   20,000  Union Bank of California, NA.....   4.70 - 4.80      02/13/08 - 03/31/08       20,000,000
   10,000  Wachovia Bank, NA................       4.90               04/30/08            10,000,000
                                                                                      --------------
                                                                                          30,000,000
                                                                                      --------------
           International Banks (27.6%)
   16,000  Abbey National Treasury..........       4.72               01/31/08            16,000,127
    3,000  BNP Paribas......................       5.14               02/08/08             3,000,117
    9,000  Bank of Montreal - Chicago.......       5.09               04/18/08             9,000,000
   30,000  Bank of Scotland.................   4.85 - 5.00      03/14/08 - 06/11/08       29,998,439
   47,000  Barclays Bank plc................   4.70 - 5.50      01/22/08 - 04/25/08       47,000,425
   70,000  Calyon...........................   4.76 - 5.11      01/24/08 - 03/25/08       69,999,960
    7,000  Canadian Imperial Bank...........       4.70               04/30/08             6,998,787
   25,000  Credit Suisse - NY...............       5.46               03/12/08            25,000,000
   18,500  Deutsche Bank AG.................       5.16               01/22/08            18,500,369
   15,000  HBOS Treasury Services plc.......       5.12               01/08/08            14,999,864
   41,000  NATIXIS..........................   4.73 - 5.15      02/04/08 - 03/31/08       41,002,546
   40,000  Royal Bank of Scotland plc.......   4.70 - 5.17      02/11/08 - 04/30/08       40,001,739
   11,000  Skandinaviska Enskilda Banken
             AB.............................       4.85               01/25/08            11,001,037
   16,000  Societe Generale.................   4.95 - 5.08      03/20/08 - 04/04/08       16,000,000
   18,800  Svenska Handelsbanken............       5.13               04/07/08            18,800,000

                        See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS             DESCRIPTION                 PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
 $ 38,000  Toronto Dominion Bank............   4.86 - 5.13%     02/29/08 - 06/20/08   $   38,000,000
   59,000  UBS AG...........................   4.95 - 5.47      02/27/08 - 05/05/08       58,999,000
                                                                                      --------------
                                                                                         464,302,410
                                                                                      --------------
           Total Certificates of Deposit (Cost $494,302,410).......................      494,302,410
                                                                                      --------------
           Repurchase Agreements (20.6%)
   75,000  BNP Paribas Securities Corp.
             (dated 12/31/07; proceeds
             $75,019,167) (a)...............   4.60                   01/02/08            75,000,000
   50,000  Banc of America Securities, LLC
             (dated 12/31/07; proceeds
             $50,012,917) (b)...............   4.65                   01/02/08            50,000,000
  182,650  Barclays Capital, Inc. (dated
             12/31/07; proceeds
             $182,695,663) (c)..............   4.50                   01/02/08           182,650,000
   40,000  Deutsche Bank Securities, Inc.
             (dated 12/31/07; proceeds
             $40,011,111) (d)...............   5.00                   01/02/08            40,000,000
                                                                                      --------------
           Total Repurchase Agreements (Cost $347,650,000).........................      347,650,000
                                                                                      --------------
           Floating Rate Notes (7.0%)

           Asset-Backed - Structured
           Investment Vehicles (1.5%)
   15,000  Beta Finance*....................   5.15+                 01/08/08#            15,000,756
    5,000  CC USA Inc.*.....................   4.37+                 01/02/08#             5,000,046
    5,000  Cullinan Finance Corp.*..........   4.32+                 01/02/08#             4,999,944
                                                                                      --------------
                                                                                          25,000,746
                                                                                      --------------
           Domestic Banks (0.5%)
    9,000  Wachovia Bank, NA................   4.85+                 03/27/08#             8,985,645
                                                                                      --------------
           Finance-Auto (0.9%)
   15,000  American Honda Finance Corp.*....   4.87+                 02/06/08#            15,000,000
                                                                                      --------------
           Financial Conglomerates (0.6%)
   10,000  General Electric Capital Corp. ..   5.29+                 01/15/08#            10,000,311
                                                                                      --------------
           International Banks (3.5%)
   15,000  Banco Bilbao Vizcaya Argentaria..   5.18+                 01/03/08#            14,998,671
   10,000  Caja de Ahorros y Monte de Piedad
             de Madrid*.....................   5.35+                 01/22/08#            10,000,000
   10,000  NATIXIS..........................   4.77+                 03/31/08#             9,999,172
   13,500  UniCredito Italiano SpA..........   4.86+                 02/06/08#            13,498,155
   10,000  Westpac Banking Corp. ...........   4.97+                 01/29/08#             9,999,956
                                                                                      --------------
                                                                                          58,495,954
                                                                                      --------------
           Total Floating Rate Notes (Cost $117,482,656)...........................      117,482,656
                                                                                      --------------

                        See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF           MATURITY
THOUSANDS             DESCRIPTION                 PURCHASE              DATE               VALUE
----------------------------------------------------------------------------------------------------
           U.S. Government Agencies (4.2%)
 $ 10,000  Federal Farm Credit Bank.........   4.31       %           01/29/08        $    9,967,975
   44,000  Federal Home Loan Banks..........   4.23 - 5.05      01/02/08 - 06/13/08       43,691,303
   17,000  Federal National Mortgage
             Association....................   4.40 - 4.79      02/06/08 - 04/23/08       16,860,661
                                                                                      --------------
           Total U.S. Government Agencies (Cost $70,519,939).......................       70,519,939
                                                                                      --------------
           Short-Term Bank Note (0.9%)
   15,000  Bank of America, NA (Cost
             $15,000,000)...................   4.75                   04/07/08            15,000,000
                                                                                      --------------
           Corporate Bond Note (0.3%)
           Asset-Backed - Structured
             Investment Vehicles
    5,000  Cullinan Finance Corp.* (Cost
             $5,000,000)....................   5.45                   02/01/08             5,000,000
                                                                                      --------------
           Total Investments (Cost $1,680,816,693) (e).......           99.8%          1,680,816,693
           Other Assets in Excess of Liabilities.............            0.2               3,995,749
                                                                -------------------   --------------
           Net Assets........................................          100.0%         $1,684,812,442
                                                                ===================   ==============




----------

 *   Resale is restricted to qualified institutional investors.
 +   Rate shown is the rate in effect at December 31, 2007.
 #   Date of next interest rate reset.
(a)  Collateralized by Starbird Funding Corp. 5.85% due 01/02/08 valued at
     $76,500,476.
(b)  Collateralized by Pasa Funding Ltd. 5.26% due 01/14/08 valued at
     $51,000,000.
(c)  Collateralized by Freddie Mac 5.45% due 01/22/16 valued at
     $67,174,467 and Federal Home Loan Bank 4.90% due 12/04/08 valued at
     $119,132,825.
(d)  Collateralized by LMC Ltd. 5.38% due 06/01/17 valued at $10,781,606 and Diogenes CDO Ltd. 5.54% due 12/15/43 valued at $8,431,683 and
     Deutsche Financial Capital Securitization LLC 7.28% due 09/15/27
     valued at $10,514,679 and Reed Elsevier Capital 7.50% due 05/15/25
     valued at $11,072,033.
(e)  Cost is the same for federal income tax purposes.




                        See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Assets and Liabilities
December 31, 2007 (unaudited)



Assets:
Investments in securities, at value (cost
  $1,680,816,693)
  (including repurchase agreements of
  $347,650,000)..............................  $1,680,816,693
Cash.........................................         138,406
Interest receivable..........................       8,516,166
Prepaid expenses and other assets............          74,124
                                               --------------
  Total Assets..............................    1,689,545,389
                                               --------------
Liabilities:
Payable for:
  Investments purchased.....................        4,000,000
  Dividends to shareholders.................          446,829
  Investment advisory fee...................          145,511
  Administration fee........................           72,756
  Transfer agent fee........................                3
Accrued expenses and other payables..........          67,848
                                               --------------
  Total Liabilities.........................        4,732,947
                                               --------------
  Net Assets................................   $1,684,812,442
                                               ==============
Composition of Net Assets:
Paid-in-capital..............................  $1,684,714,364
Accumulated undistributed net investment
  income.....................................         109,300
Accumulated net realized loss................         (11,222)
                                               --------------
  Net Assets................................   $1,684,812,442
                                               ==============
Net Asset Value Per Share
1,684,823,664 shares outstanding (unlimited
shares authorized of $.01 par value).........           $1.00
                                               ==============





Statement of Operations
For the six months ended December 31, 2007 (unaudited)

Net Investment Income:
Interest Income..............................  $42,699,091
                                               -----------
Expenses
Investment advisory fee......................      814,046
Administration fee...........................      407,023
Registration fees............................       45,092
Professional fees............................       35,497
Custodian fees...............................       26,778
Shareholder reports and notices..............       21,990
Trustees' fees and expenses..................       10,970
Transfer agent fees and expenses.............        3,217
Other........................................       65,434
                                               -----------
  Total Expenses............................     1,430,047
Less: expense offset.........................          (23)
                                               -----------
  Net Expenses..............................     1,430,024
                                               -----------
  Net Investment Income.....................    41,269,067
                                               -----------
Net Realized Loss on:
Investments..................................      (84,959)
Net increase from payments by affiliate (Note
  3).........................................       73,737
                                               -----------
  Net Realized Loss.........................       (11,222)
                                               -----------
Net Increase.................................  $41,257,845
                                               ===========







                        See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    DECEMBER 31, 2007    JUNE 30, 2007
                                                    -----------------   --------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $   41,269,067    $   75,931,588
Net realized gain (loss)..........................           (84,959)              375
Net increase from payments by affiliate...........            73,737           --
                                                      --------------    --------------
  Net Increase...................................         41,257,845        75,931,963
                                                      --------------    --------------
Dividends and Distributions to Shareholders from:
Net investment income.............................       (41,269,442)      (75,931,213)
Net realized gain.................................          --                    (375)
                                                      --------------    --------------
  Total Dividends and Distributions..............        (41,269,442)      (75,931,588)
                                                      --------------    --------------
Net increase from transactions in shares of
  beneficial interest.............................        79,712,359       504,238,733
                                                      --------------    --------------
  Net Increase...................................         79,700,762       504,239,108
Net Assets:
Beginning of period...............................     1,605,111,680     1,100,872,572
                                                      --------------    --------------
End of Period
(Including accumulated undistributed net
investment income of $109,300 and $109,675,
respectively).....................................    $1,684,812,442    $1,605,111,680
                                                      ==============    ==============





                        See Notes to Financial Statements

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser and the Administrator have agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the compensation provided for in the Investment Advisory and Administrative Agreements, as applicable, to the extent that such expenses and compensation on an annualized basis exceeds 0.20% of the average daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2007, aggregated $36,893,648,258 and $36,833,582,332, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley funds of $5,898,953.

On November 23, 2007, the Adviser purchased at amortized cost from the Fund, a security with a par value of $5,923,000. Although this security remained eligible under SEC Rule 2a-7 to be held by the Fund, due to deterioration in the assets underlying this holding, the Adviser believed it appropriate to eliminate the Fund's exposure to this security by purchasing it from the Fund at amortized cost. The Adviser sought and received "no action" relief from the SEC staff to engage in this transaction. Had this security been sold to a third party, the Fund would have realized a loss of approximately $73,737. As a result, this estimated loss along with offsetting payments from the Adviser has been reflected in the Statement of Operations and Statement of Changes in Net Assets. The net result of

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued


this transaction, including the purchase of the security at amortized cost by the Adviser, had no impact on the Fund's net assets, net asset value per share or net investment income.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                        FOR THE SIX       FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                     DECEMBER 31, 2007    JUNE 30, 2007
                                                     -----------------   --------------
                                                        (unaudited)
Shares sold........................................     3,704,207,980     6,818,842,295
Shares issued in reinvestment of dividends and
  distributions....................................        41,488,834        75,670,912
                                                       --------------    --------------
                                                        3,745,696,814     6,894,513,207
Shares redeemed....................................    (3,665,984,455)   (6,390,274,474)
                                                       --------------    --------------
Net increase in shares outstanding.................        79,712,359       504,238,733
                                                       ==============    ==============



5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Institutional Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                FOR THE YEAR ENDED JUNE 30,
                                                  MONTHS ENDED     ----------------------------------------------
                                               DECEMBER 31, 2007    2007      2006      2005      2004      2003
                                               -----------------   ------    ------    ------    ------    ------
                                                  (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........         $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                                                      -----         -----     -----     -----     -----     -----

Net income from investment operations........         0.026         0.052     0.041     0.021     0.009     0.014

Less dividends from net investment income....        (0.026)       (0.052)+  (0.041)   (0.021)   (0.009)+  (0.014)+
                                                     -------       --------  -------   -------   --------  --------

Net asset value, end of period...............         $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                                                      =====         =====     =====     =====     =====     =====

Total Return.................................          2.59%(1)(3)   5.30%     4.20%     2.09%     0.91%     1.37%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.18%(2)      0.18%     0.19%     0.18%     0.18%     0.17%

Net investment income........................          5.07%(2)      5.18%     4.24%     1.97%     0.91%     1.36%

Supplemental Data:
Net assets, end of period, in millions.......        $1,685        $1,605    $1,101      $535      $936    $1,148



----------

 +   Includes capital gain distribution of less than $0.001.
(1)  Not annualized.
(2)  Annualized.
(3)  The Adviser fully reimbursed the Fund for the loss incurred resulting from the disposal of an investment. Without this reimbursement, the total return was 2.58%. See Note 3.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Active Assets
Institutional
Money Trust


Semiannual Report
December 31, 2007




AVISAN
IU08-00774P-Y12/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


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